ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

FILED VIA EDGAR

March 5, 2026

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Ultimus Managers Trust (the “Trust”)

Post-Effective Amendment No. 274 to the Registration Statement on Form N-1A

File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of its series, Westwood Alternative Income Fund, Westwood Broadmark Tactical Growth Fund, Westwood Broadmark Tactical Plus Fund, Westwood Income Opportunity Fund, Westwood Multi-Asset Income Fund, Westwood Quality SmallCap Fund, Westwood Quality SMidCap Fund, Westwood Quality Value Fund, Westwood Real Estate Income Fund, Westwood Salient Enhanced Energy Income ETF, Westwood Salient Enhanced Midstream Income ETF, and Westwood Salient MLP & Energy Infrastructure Fund (each a “Fund” and collectively, the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(j), and on behalf of the Trust, I hereby certify that the forms of the Prospectus for the Westwood Salient Enhanced Energy Income ETF and Westwood Salient Enhanced Midstream Income ETF and both Statements of Additional Information for all the Funds that would have been filed pursuant to paragraph (c) of Rule 497 for each of the Funds would not have differed from those contained in Post-Effective Amendment No. 274 (SEC Accession No. 0001580642-26-001264) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on February 27, 2026.

Please direct any comments or questions to the undersigned at 513.577.1693. Thank you.

Sincerely,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Secretary of the Trust